TAXES ON INCOME (Schedule of Income before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Domestic	$ 16,293	$ 11,286	$ 21,454
Foreign	(642)	186	425
Income before taxes	$ 15,651	$ 11,472	$ 21,879